Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CHARTWELL INCOME FUND
COMMON STOCKS - 12.7%	Shares	Value
Beverages - 0.6%
Keurig Dr Pepper, Inc.	55,000	$1,686,850
Biotechnology - 0.7%
AbbVie, Inc.	12,000	2,185,200
Capital markets - 0.5%
Blackstone, Inc.	10,000	1,313,700
Financial services - 0.4%
UWM Holdings Corp.	165,915	1,204,543
Health care providers & services - 0.6%
Tenet Healthcare Corp.*	18,000	1,891,980
Metals & mining - 4.6%
Alamos Gold, Inc., Class A	395,000	5,826,250
Cleveland-Cliffs, Inc.*	50,000	1,137,000
Kinross Gold Corp.	640,000	3,923,200
OceanaGold Corp.	1,100,000	2,484,958
Mortgage real estate investment trusts (REITs) - 0.6%
AGNC Investment Corp.	170,000	1,683,000
Oil, gas & consumable fuels - 1.7%
Diamondback Energy, Inc.	11,000	2,179,870
EQT Corp.	71,500	2,650,505
Retail real estate investment trusts (REITs) - 0.4%
Brixmor Property Group, Inc.	45,000	1,055,250
Semiconductors & semiconductor equipment - 1.6%
Applied Materials, Inc.	8,000	1,649,840
Micron Technology, Inc.	26,000	3,065,140
Software - 0.5%
Oracle Corp.	12,000	1,507,320
Tobacco - 0.5%
Philip Morris International, Inc.	16,000	1,465,920
Total common stocks (cost $28,393,198)		36,910,526

EXCHANGE TRADED FUNDS - 2.7%
iShares Silver Trust*	175,000	3,981,250
SPDR Gold Shares*	19,500	4,011,540
Total exchange traded funds (cost $6,619,000)		7,992,790

PREFERRED STOCKS - 1.7%
Mortgage real estate investment trusts (REITs) - 1.7%
Annaly Capital Management, Inc., Series F (3 Month Term SOFR + 5.26%)	96,929	2,433,887
Rithm Capital Corp., Series C (Fixed until 02/15/25, then 3 Month LIBOR USD + 4.97%)	113,000	2,556,060
Total preferred stocks (cost $4,189,618)		4,989,947

CONVERTIBLE BONDS - 0.7%	Principal Amount	Value
Pharmaceuticals - 0.7%
Jazz Investments I Ltd., 2.00%, 06/15/26	$2,000,000	$1,980,775
Total convertible bonds (cost $2,009,688)		1,980,775

CORPORATE BONDS - 15.0%
Airlines - 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.50%, 04/20/26	1,533,750	1,523,305
Auto manufacturers - 0.7%
Ford Motor Credit Co. LLC, 4.54%, 08/01/26	1,285,000	1,247,372
General Motors Financial Co., Inc., 5.65%, 01/17/29	789,000	797,163
Building materials - 0.3%
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/28	775,000	832,083
Capital markets - 1.4%
Ares Capital Corp.,
3.25%, 07/15/25	1,095,000	1,057,785
4.20%, 06/10/24	915,000	911,551
Blue Owl Capital Corp., 3.40%, 07/15/26	1,725,000	1,625,140
StoneX Group, Inc.,144A, 8.63%, 06/15/25	624,000	626,695
Chemicals - 0.5%
GPD Cos, Inc., 144A, 10.13%, 04/01/26	783,000	734,553
Mativ Holdings, Inc., 144A, 6.88%, 10/01/26	840,000	833,920
Commercial services & supplies - 0.2%
Enviri Corp., 144A, 5.75%, 07/31/27	580,000	546,116
Consumer finance - 0.7%
Bread Financial Holdings, Inc., 144A, 9.75%, 03/15/29	825,000	858,559
PRA Group, Inc., 144A, 5.00%, 10/01/29	1,240,000	1,044,927
Diversified consumer services - 0.3%
StoneMor, Inc., 144A, 8.50%, 05/15/29	1,070,000	738,415
Diversified financial services - 1.4%
GGAM Finance Ltd., 144A, 8.00%, 02/15/27	1,365,000	1,409,390
Macquarie Airfinance Holdings Ltd., 144A, 8.38%, 05/01/28	760,000	805,574
Provident Funding Associates LP/PFG Finance Corp., 144A, 6.38%, 06/15/25	1,894,000	1,816,508
Electric - 0.0%
NSG Holdings LLC/NSG Holdings, Inc., 144A, 7.75%, 12/15/25	124,601	123,355
Engineering & construction - 0.8%
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.00%, 02/01/26	1,365,000	1,348,105
Railworks Holdings LP/Railworks Rally, Inc., 144A, 8.25%, 11/15/28	870,000	863,183
Entertainment - 1.1%
Affinity Interactive, 144A, 6.88%, 12/15/27	865,000	808,245
Warnermedia Holdings, Inc., 5.14%, 03/15/52	2,793,000	2,318,183
Equity real estate investment trusts (REITs) - 0.3%
Safehold GL Holdings LLC, 2.85%, 01/15/32	1,165,000	946,302
Financial services - 0.3%
NMI Holdings, Inc., 144A, 7.38%, 06/01/25	865,000	873,674
Food - 0.7%
JBS USA LUX S.A./JBS USA Food Co./ JBS USA Finance, Inc., 5.13%, 02/01/28	725,000	713,949
JBS USA LUX S.A./JBS USA Food Co./JBS Luxembourg SARL, 144A, 6.75%, 03/15/34	535,000	562,136
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 144A, 9.00%, 02/15/29	800,000	811,060
Home builders - 0.3%
STL Holding Co. LLC, 144A, 8.75%, 02/15/29	800,000	821,032
Media - 0.2%
Paramount Global, 5.85%, 09/01/43	675,000	546,916
Metals & mining - 0.4%
IAMGOLD Corp., 144A, 5.75%, 10/15/28	1,350,000	1,238,730
Mining - 0.2%
JW Aluminum Continuous Cast Co., 144A, 10.25%, 06/01/26	495,000	505,541
Mortgage real estate investment trusts (REITs) - 0.3%
Starwood Property Trust, Inc., 144A, 3.63%, 07/15/26	980,000	919,494
Oil, gas & consumable fuels - 1.2%
Energy Transfer LP (Fixed until 05/15/30, then 5 Year CMT Rate + 5.31%), PERP, 7.13%, 05/15/72	2,058,000	2,009,197
Greenfire Resources Ltd., 144A, 12.00%, 10/01/28	850,000	904,597
New Fortress Energy, Inc., 144A, 6.75%, 09/15/25	682,000	677,352
Passenger airlines - 0.1%
Delta Air Lines, Inc., 7.38%, 01/15/26	168,000	173,256
Pipelines - 0.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 144A, 6.63%, 07/15/26	1,028,000	1,025,250
Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, 03/15/29	745,000	760,771
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 144A, SB, 9.00%, 10/15/26	775,000	783,794
Real estate - 0.3%
Kennedy-Wilson, Inc., 4.75%, 03/01/29	950,000	782,064
Software - 0.7%
Oracle Corp.,
3.95%, 03/25/51	1,530,000	1,165,762
6.90%, 11/09/52	855,000	983,809
Technology hardware, storage & peripherals - 0.6%
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	1,564,000	1,672,402
Telecommunications - 0.2%
Consolidated Communications, Inc., 144A, 6.50%, 10/01/28	535,000	467,334
Trading companies & distributors - 0.4%
BlueLinx Holdings, Inc., 144A, 6.00%, 11/15/29	575,000	558,467
Fortress Transportation and Infrastructure Investors LLC, 144A, 5.50%, 05/01/28	755,000	731,534
Total corporate bonds (cost $43,495,142)		43,504,550

MORTGAGE AND ASSET-BACKED SECURITIES - 21.2%
Asset-backed securities - 3.0%
Corevest American Finance Trust, Series 2019-3 , Class A, 144A, 2.71%, 10/15/52	1,175,012	1,148,078
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 144A, VR, 4.45%, 01/25/26	2,265,000	2,101,667
Frontier Issuer LLC, Series 2023-1, Class A2, 144A, 6.60%, 08/20/53	1,590,000	1,605,845
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1, Class A, 144A, 3.84%, 12/25/25	560,859	537,603
Series 2021-FHT1, Class A, 144A, 3.10%, 07/25/26	222,873	207,844
Series 2021-GNT1, Class A, 144A, 3.47%, 11/25/26	924,231	854,407
United States Small Business Administration, Series 2019-20C, Class 1, 3.20%, 03/01/39	2,645,895	2,429,871
Commercial mortgage-backed securities - 11.7%
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 144A, VR, 3.50%, 03/25/46	891,966	794,451
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 144A, VR, 6.00%, 06/25/54	715,000	707,667
GS Mortgage-Backed Securities Corp Trust, Series 2021-PJ1, Class A4, 144A, VR, 2.50%, 06/25/51	1,421,756	1,128,408
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A8, 144A, VR, 2.50%, 07/25/52	1,626,487	1,398,525
Series 2022-PJ3, Class A7, 144A, VR, 2.50%, 08/25/52	1,299,560	1,190,071
Series 2023-PJ3, Class A3, 144A, VR, 5.00%, 10/27/53	2,469,673	2,372,044
Series 2023-PJ4, Class A16, 144A, VR, 6.50%, 01/25/54	1,016,967	1,025,085
Series 2023-PJ5, Class A15, 144A, VR, 6.00%, 02/25/54	4,548,092	4,535,788
Series 2023-PJ5, Class A21, 144A, VR, 6.00%, 02/25/54	2,375,000	2,362,506
JP Morgan Mortgage Trust,
Series 2020-LTV2, Class A3, 144A, VR, 3.00%, 11/25/50	172,292	152,994
Series 2023-10, Class A4, 144A, VR, 6.00%, 05/25/54	4,403,741	4,392,957
Series 2023-10, Class A7, 144A, VR, 6.00%, 05/25/54	1,740,000	1,727,377
Series 2023-6, Class A4, 144A, VR, 6.00%, 12/26/53	994,162	990,993
Series 2023-8, Class A5, 144A, VR, 6.00%, 02/25/54	1,445,000	1,438,840
JPMorgan Wealth Management, Series 2020-ATR1, Class A3, 144A, VR, 3.00%, 02/25/50	482,295	413,409
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 144A, VR, 6.00%, 11/25/53	1,225,000	1,213,900
OBX Trust,
Series 2019-EXP3, Class 1A8, 144A, VR, 3.50%, 10/25/59	725,657	648,826
Series 2023-J2, Class A11, 144A, VR, 6.00%, 11/25/53	1,500,000	1,494,544
Provident Funding Mortgage Trust, Series 2019-1, Class A2, 144A, VR, 3.00%, 12/25/49	1,105,568	932,945
RCKT Mortgage Trust, Series 2022-2, Class A6, 144A, VR, 2.50%, 02/25/52	2,759,051	2,381,301
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 144A, VR, 1.72%, 10/25/50	1,173,348	1,102,041
Sequoia Mortgage Trust,
Series 2019-5, Class A1, 144A, VR, 3.50%, 12/25/49	707,597	619,721
Series 2023-3, Class A1, 144A, VR, 6.00%, 09/25/53	1,064,094	1,060,394
Federal agency mortgage-backed obligations - 6.5%
Fannie Mae Pool,
Series 0356, Class BN, 3.00%, 12/01/33	828,466	778,979
Series 1526, Class FM, 3.00%, 09/01/49	1,624,107	1,414,061
Series 3192, Class BO, 3.00%, 10/01/49	1,651,382	1,439,907
Series 4128, Class CA, 3.00%, 09/01/49	1,161,945	1,012,664
Series 6565, Class BP, 2.50%, 08/01/40	1,922,951	1,677,095
Series 6638, Class BP, 2.50%, 08/01/40	1,881,130	1,640,619
Series 8653, Class BO, 3.00%, 02/01/50	1,878,149	1,635,298
Freddie Mac Pool,
Series 0144, Class SD, 3.00%, 11/01/49	402,693	351,311
Series 2184, Class SD, 6.00%, 01/01/53	3,109,532	3,147,535
Series 3857, Class SD, 6.00%, 09/01/53	1,580,430	1,598,046
Series 5269, Class ZA, 3.00%, 02/01/48	762,886	669,091
Series 6606, Class ZN, 3.00%, 06/01/49	879,869	767,414
Series 7416, Class QA, 3.00%, 02/01/50	3,109,321	2,706,781
Total mortgage and asset-backed securities (cost $65,590,893)		61,808,903

U.S. TREASURIES - 26.9%
U.S. Treasury Bonds,
2.88%, 05/15/52	4,010,000	3,034,129
3.00%, 08/15/52	2,665,000	2,070,059
3.75%, 08/15/41	3,490,000	3,212,572
U.S. Treasury Inflation Indexed Bonds,
0.88%, 02/15/47	6,618,279	5,100,935
1.00%, 02/15/48	1,988,597	1,565,345
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/27	1,540,199	1,451,172
0.13%, 01/15/31	2,884,939	2,566,474
0.88%, 01/15/29	3,053,600	2,910,691
1.13%, 01/15/33	4,177,799	3,917,989
U.S. Treasury Notes,
1.13%, 08/31/28	5,765,000	5,040,997
1.13%, 02/15/31	8,390,000	6,880,128
1.38%, 11/15/31	9,830,000	8,029,113
1.63%, 09/30/26	4,275,000	3,987,606
2.38%, 03/31/29	6,275,000	5,750,939
2.75%, 08/15/32	6,020,000	5,399,423
2.88%, 06/15/25	10,000,000	9,757,813
2.88%, 05/15/32	6,035,000	5,479,356
4.13%, 11/15/32	2,060,000	2,045,918
Total U.S. Treasuries (cost $83,036,751)		78,200,659

U.S. GOVERNMENT AGENCY SECURITIES - 2.6%
Federal Farm Credit Banks Funding Corp.,
3.30%, 03/23/32	1,975,000	1,774,175
3.80%, 04/05/32	1,850,000	1,729,723
Federal Home Loan Banks,
SB, 1.15%, 02/26/31	1,650,000	1,370,311
SB, 1.25%, 07/07/31	3,010,000	2,567,178
Total U.S. government agency securities (cost $8,485,000)		7,441,387

SHORT-TERM INVESTMENTS - 5.1%
U.S. Treasury Bills,
ZCI, 4.90%, 04/11/2024	5,000,000	4,992,724
ZCI, 5.20%, 04/25/2024	5,000,000	4,982,477
ZCI, 5.23%, 04/30/2024	5,000,000	4,978,821
Total short-term investments (cost $14,954,589)		14,954,022
Total investment portfolio (cost $256,773,879) - 88.6%		257,783,559
Other assets in excess of liabilities - 11.4%		33,177,318
Total net assets - 100.0%		$290,960,877

* Non-income producing security
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

PERP - Perpetual bond with no maturity date.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

As of the date of this report, the Fund's investments were categorized as follows:
	Level 1	Level 2	Level 3
Common stocks	$36,910,526	$-	$-
Exchange traded funds	7,992,790	–	–
Preferred stocks	4,989,947	–	–
Convertible bonds	–	1,980,775	–
Corporate bonds	–	43,504,550	–
Mortgage and asset-backed securities	–	61,808,903	–
U.S. Treasuries	–	78,200,659	–
U.S. government agency securities	–	7,441,387	–
U.S. Treasury Bills	–	14,954,022	–
Total Investments	$49,893,263	$207,890,296	$-

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.